Basis of Presentation	3 Months Ended
Mar. 31, 2013
Basis of Presentation

3. Basis of Presentation

The accompanying condensed consolidated financial statements as of December 31, 2012 and for the periods ended January 23, 2013 and March 31, 2012, were prepared using CBI’s historical basis in the assets and liabilities of its data center business. The condensed consolidated financial statements include all revenues, costs, assets and liabilities directly attributable to the data center business. In addition, certain expenses reflected in the consolidated financial statements include allocations of corporate expenses from CBI, which in the opinion of management are reasonable (see further discussion at Note 12). Such condensed consolidated financial statements do not fully reflect what CyrusOne’s financial position, results of operations and cash flows would have been had CyrusOne been a stand-alone company during these respective periods. As a result, historical financial information is not necessarily indicative of CyrusOne’s future results of operations, financial position and cash flows. The financial statements for the period prior to the effective date of the IPO, January 24, 2013, are deemed to be the financial statements of the “Predecessor” company and the periods subsequent to January 24, 2013 are deemed to be the financial statements of the “Successor” company. The financial statements for the Predecessor periods are considered combined and the financial statements for the Successor periods are considered consolidated.

In addition, the accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and should be read in conjunction with the financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012, which was filed with the Securities and Exchange Commission (“SEC”) on March 29, 2013. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted from this report on Form 10-Q pursuant to the rules and regulations of the SEC.

It should also be noted that the results for the interim periods shown in this report are not necessarily indicative of future financial results. The accompanying condensed consolidated financial statements have not been audited by our independent registered public accounting firm. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments necessary to present fairly our financial position as of March 31, 2013 and December 31, 2012 and our results of operations and our cash flows for the periods ended March 31, 2013 (January 24, 2013 to March 31, 2013), January 23, 2013 (January 1, 2013 to January 23, 2013) and March 31, 2012. These adjustments are of a normal recurring nature.